UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W. Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Address of principal executive offices)

John Lekas, Leader Capital Corp.

315 W. Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 5/31/2022

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended May 31, 2022, originally filled with the Securities and Exchange Commission on August 9, 2022 (Accession Number 0001387131-22-008532). The sole purpose of this filing is to add exhibit (a)(4).

Items 1 through 12, Item 13(a)(1), 13(a)(2), and 13(b) to this Form N-CSR/A are incorporated by reference to the Form N-CSR filed on EDGAR on August 9, 2022 (Accession Number 0001387131-22-008532).

ITEM 13. EXHIBITS.

(a)(4) Consent of BBD, LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

By (Signature and Title)
/s/ John Lekas
John Lekas, President/Principal Executive Officer

Date: February 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ John Lekas
John Lekas, President/Principal Executive Officer

Date: February 9, 2023

By (Signature and Title)
/s/ Chris MacLaren
Chris MacLaren, Treasurer

Date: February 9, 2023